SEGMENT INFORMATION - Schedule Of Detailed Information about Noncurrent Assets by Region (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [line items]
Total	$ 8,497,964	$ 5,112,477
Canada
Disclosure of operating segments [line items]
Total	5,917,848	3,623,404
United States
Disclosure of operating segments [line items]
Total	629,968	591,461
Mexico
Disclosure of operating segments [line items]
Total	1,017,328	897,612
Nicaragua
Disclosure of operating segments [line items]
Total	$ 932,820	$ 0